Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Funds Trust
Prospectus Date	rr_ProspectusDate	Oct. 29, 2013
DoubleLine Shiller Enhanced CAPE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary DoubleLine Shiller Enhanced CAPE®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return which exceeds the total return of its benchmark index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Fund’s expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index (the "Index").

The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to seek to provide additional long-term total return. The Fund uses investment leverage in seeking to provide both the Index return and the return on a portfolio of debt securities; it is likely that the Fund will have simultaneous exposures both to the Index and to debt securities, in an amount potentially up to the value of the Fund's net assets and total assets, respectively. It is possible that the Fund could lose money at the same time on both its investments in debt securities and its exposure to the Index.

The Fund will normally use derivatives in an attempt to create an investment return approximating the Index return. For example, the Fund might enter into swap transactions or futures transactions designed to provide the Fund a return approximating the Index's return. The Fund expects to use only a small percentage of its assets to attain the desired exposure to the Index because of the structure of the derivatives the Fund expects to use. As a result, use of those derivatives along with other investments will create investment leverage in the Fund's portfolio. In certain cases, however, such derivatives might be unavailable or the pricing of those derivatives might be unfavorable; in those cases, the Fund might attempt to replicate the Index return by purchasing some or all of the securities comprising the Index at the time. If the Fund at any time invests directly in the securities comprising the Index, those assets will be unavailable for investment in debt instruments, and the Fund's ability to pursue its investment strategy and achieve its investment objective may be limited.

To the extent use of the above-described derivatives strategy leaves a substantial portion of the Fund's assets available for other investment by the Fund, the Fund expects to invest those assets in a portfolio of debt instruments managed by the Adviser to seek to provide long-term total return.

The Shiller Barclays CAPE® US Sector TR USD Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the "CAPE® Ratio"). The Index aims to identify undervalued sectors based on a modified CAPE® Ratio, and then uses a momentum factor to seek to reduce the risk of investing in a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector's long-term total return.

The Index allocates an equally weighted notional long exposure to four US sectors that are undervalued, as determined using the modified CAPE® Ratio. Each US sector is represented by a sector exchange-traded fund ("ETF"), which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. Each month, the Index ranks ten US sectors based on a modified CAPE® Ratio (a "value" factor) and a twelve-month price momentum factor (a "momentum" factor). The Index selects the five US sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the Ratio. Only four of these five undervalued sectors, however, end up in the Index for a given month, as the sector with the worst 12-month price momentum among the five selected sectors is eliminated.

The classic CAPE® Ratio is used to assess equity market valuations and averages ten years of reported earnings to account for earnings and market cycles. Traditional valuation measures, such as the price-earnings (PE) ratio, by contrast, typically rely on earnings information from only the past year. The Index uses a modified version of the classic CAPE® Ratio to standardize the comparison across sectors. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.

The Fund's Investments in Debt Instruments. The Fund will invest, under normal circumstances, in a portfolio of debt instruments, including, but not limited to, securities issued or guaranteed by the United States Government or a federal agency; corporate obligations (including foreign hybrid securities); mortgage-backed securities; asset-backed securities; foreign securities (corporate and government); emerging market securities (corporate and government); bank loans and assignments and other fixed and floating rate loans; municipal securities and other debt securities issued by states, local governments and government-sponsored entities, including their agencies, authorities and instrumentalities; inflation-indexed bonds; and other securities bearing fixed or variable interest rates of any maturity.

The portfolio of debt instruments in which the Fund intends to invest may be similar to DoubleLine Core Fixed Income Fund's portfolio of investments, although the portfolio likely will differ in a number of respects from the portfolio of that fund (such as, for example, as to the amount of cash or short-term investments held in the respective portfolios). The Adviser may determine to achieve the Fund's desired exposure to a portfolio of debt instruments by investing a portion or all of the Fund's assets directly in DoubleLine Core Fixed Income Fund in lieu of investing directly in a portfolio of debt instruments. The Adviser intends to invest Fund assets in DoubleLine Core Fixed Income Fund at least until the Fund has raised sufficient assets that the Adviser believes the Fund has the ability to hold directly a similarly diversified portfolio of fixed income investments. Investing in DoubleLine Core Fixed Income Fund involves potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in those vehicles. These and other factors may give the Adviser an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund. To reduce this potential conflict of interest, the Adviser has agreed to reduce its advisory fee to the extent of advisory fees paid to the Adviser or its affiliates by other investment vehicles in respect of assets of the Fund invested in those vehicles.

The Fund's portfolio of debt instruments will normally have an overall weighted average effective duration of not less than two years or more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security's price to changes in interest rates. Effective duration is a measure of the Fund's portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a portfolio's effective duration, the more sensitive it will be to changes in interest rates. The effective duration of the Fund's portfolio of debt instruments may vary materially from its target, from time to time, and there is no assurance that the effective duration of the portfolio will not exceed its target.

The Fund may invest in debt instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating organization. Fixed income instruments rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 33  1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe.

The Fund may invest up to 5% of its net assets in defaulted corporate securities where the portfolio manager believes the restructured enterprise valuations or liquidation valuations may exceed current market values. Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties.

The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities. An inverse floater is a type of instrument, which may be backed by or related to a mortgage-backed security, that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index. Because an inverse floater inherently carries financial leverage in its coupon rate, it can change very substantially in value in response to changes in interest rates. Interest-only and principal-only securities may also be backed by or related to a mortgage-backed security. Holders of interest-only securities are entitled to receive only the interest on the underlying obligations but none of the principal, while holders of principal-only securities are entitled to receive all of the principal but none of the interest on the underlying obligations. As a result, they are highly sensitive to actual or anticipated changes in prepayment rates on the underlying securities.

The Fund may invest a portion of its net assets in debt instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An "emerging market country" is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Fund may invest some of its assets in other investment companies in addition to DoubleLine Core Fixed Income Fund, such as, for example, other open-end or closed-end investment companies, exchange traded funds and domestic or foreign private investment vehicles, including those sponsored or managed by the Adviser and its affiliates. The Fund may engage in short sales, either to earn additional return or to hedge existing investments.

In managing the Fund's debt instruments, under normal market conditions, the portfolio manager uses a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and include consideration of:

  security selection within a given sector;

  relative performance of the various market sectors;

  the shape of the yield curve; and

  fluctuations in the overall level of interest rates.

The portfolio manager also utilizes active asset allocation and monitors the duration of the Fund's fixed income securities to seek to mitigate the Fund's exposure to interest rate risk.

Portfolio securities may be sold at any time. Sales may occur when the Fund's portfolio manager determines to take advantage of what the portfolio manager considers to be a better investment opportunity, when the portfolio manager believes the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio manager perceives deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio manager's sell target.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Since the Fund will hold investments with fluctuating market prices, the value of the Fund's shares will vary as its portfolio investments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

  affiliated fund risk: the risk that, due to its own financial interest or other business considerations, the Adviser may choose to invest a portion of the Fund's assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by the Fund in investment companies sponsored or managed by the Adviser or its affiliates.

  asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

  counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for U.S. federal income tax purposes, the Fund is not subject to any limit with respect to the number of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk. The Fund anticipates that, at least initially, it will gain exposure to the Index through one or more swap transactions entered into by it with Barclays Bank PLC or an affiliate of Barclays Bank PLC; Barclays Bank PLC is the Index sponsor and the Index provider to the Fund. If Barclays Bank PLC or its affiliate is unwilling or unable to make the Index available at any time or to perform its obligations to the Fund as the Fund's swap counterparty or Index provider, the Fund, the Fund's performance, and the Fund's ability to achieve its investment objective would be affected adversely.

  debt securities risks:

  credit risk: the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as junk bonds), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

  extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

  interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

  defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

  derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

  emerging market country risk: the risk that investing in emerging markets will be subject to greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems than in many more developed countries.

  equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

  financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or economic conditions that may negatively affect financial service businesses; (ii) exposure of a financial institution to non-diversified or concentrated loan portfolios;

  (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

  foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund's investments denominated in foreign currencies.

  foreign investing risk: the risk that the Fund's investments will be affected by political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate or restrict foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

  index risk: the risk that the Fund's return may not match or exceed the return of the Index for a number of reasons, including, for example, (i) the performance of derivatives in which the Fund invests may not correlate with the performance of the Index; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the Index or find parties who are willing to do so at an acceptable cost or level of risk to the Fund; (iii) the Fund's overall performance may be adversely affected by the performance of the Fund's investments in debt instruments and (iv) errors may arise in carrying out the Index's methodology, or the Index provider may incorrectly report information concerning the Index. Although it is anticipated that the Adviser will license from the Index's sponsor the right to use the Index as part of implementing the Fund's principal investment strategies, there can be no guarantee that the Index will be maintained indefinitely or that the Fund will be able to continue to utilize the Index to implement the Fund's principal investment strategies indefinitely. If the sponsor of the Index ceases to maintain the Index, the Fund no longer has the ability to utilize the Index to implement its principal investment strategies, or other circumstances exist that the Fund's Board of Trustees concludes substantially limits the Fund's ability to create cost-effective synthetic investment exposure to the Index, the Fund's Board of Trustees may substitute the Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will be similar to the Index or will perform in a manner similar to the Index. Unavailability of the Index could affect adversely the ability of the Fund to achieve its investment objective.

  inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

  investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any ETF, in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. The Fund must pay its pro rata portion of an investment company's fees and expenses. It is possible that, under certain circumstances, the Fund may be prevented by applicable law from investing in DoubleLine Core Fixed Income Fund even when doing so may be the most efficient way for the Fund to obtain exposure to a portfolio of debt securities.

  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

  large shareholder risk: the risk that certain account holders, including funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser, will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when it would not otherwise do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

  leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

  limited operating history risk: the risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

  liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent the Fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

  loan risk: includes the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) it is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's loans or adversely affect the Fund's rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan; (vi) the use of a particular interest rate benchmark, such as LIBOR, may limit the Fund's ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting below a specified minimum level may be more sensitive to changes in interest rates should short-term interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that are typically in loan agreements, the borrower may default in payment of the loan; (ix) the Fund's investments in senior loans may be subject to increased liquidity and valuation risks, risks associated with collateral impairment or access, and risks associated with investing in unsecured loans; (x) opportunities to invest in loans or certain types ofloans, such as senior loans, may be limited, (xi) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale; and (xii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. In addition, equity securities, including those acquired by the Fund in connection with a loan (e.g., as part of an instrument combining a loan and equity securities), are subject to market risks and the risks of changes to the financial condition of the issuer, and fluctuations in value. The Fund may invest in loans directly or by investing in the DoubleLine Floating Rate Fund and will be subject to the risks described above accordingly.

  market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect the Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

  market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

  mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

  portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers' choice of investments.

  price volatility risk: the risk that the value of the Fund's investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down.

  real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

  securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers' choice of securities or sectors for investment. To the extent the Fund focuses or concentrates its investments in a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors. For example, the values of securities of companies in the same or related sectors may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market, political or other developments specific to that sector or related sectors.

  short sale risk: the risk that a security the Fund has sold short increases in value.

  U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance are not yet available. Once available, information on the Fund’s investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund's website at www.doublelinefunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because this is a new Fund that does not yet have an operating history, a bar chart and table describing the Fund’s annual performance are not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-DLine11 (877-354-6311)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.doublelinefunds.com
DoubleLine Shiller Enhanced CAPE | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	$ 15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including any sub-transfer agent accounting or administrative services)	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	304
DoubleLine Shiller Enhanced CAPE | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	none
Fee for Redemption by Wire	rr_RedemptionFee	15
Exchange Fee	rr_ExchangeFee	none
Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including any sub-transfer agent accounting or administrative services)	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	$ 382

[1]	Based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[3]	DoubleLine Capital LP (the "Adviser") has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.65% for Class I shares and 0.90% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply until at least October 28, 2014, except that they may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed. Also, when the Fund invests in other investment vehicles sponsored by the Adviser ("other DoubleLine funds"), the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other DoubleLine funds in respect of Fund assets so invested. The Adviser estimates that it will waive 0.04% of its advisory fee pursuant to this waiver agreement in respect of investments made in other DoubleLine funds during the Fund's current fiscal year. This arrangement may be terminated at any time with the consent of the Board of Trustees.